Government Grants - Located in Consolidated Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government Grants [Line Items]
Income from government grants	$ 67	$ 58	$ 42
Cost of revenue
Government Grants [Line Items]
Income from government grants	31	29	30
Research and development expenses
Government Grants [Line Items]
Income from government grants	36	29	11
Selling, general and administrative expenses
Government Grants [Line Items]
Income from government grants	$ 0	$ 0	$ 1